Financial instruments and financial risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Weighted average rate	0.01%	0.01%	0.04%
Current financial assets	€ 3,194.9	€ 3,680.1	€ 4,140.3
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,194.9	3,680.1	4,140.3
Minimum
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate term	7 years
Maximum
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate term	12 years
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 1,675.6	1,515.0	1,224.0
Cash and cash equivalents [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,675.6	1,515.0	1,224.0
Cash > 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,484.4	2,130.5	2,904.5
Cash > 3 months [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,484.4	2,130.5	2,904.5
Restricted cash [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	34.9	34.6	11.8
Restricted cash [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 34.9	€ 34.6	€ 11.8